Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments And Contingencies Disclosure [Abstract]
Schedule of Future Minimum Payments under Noncancelable Leases

As of December 31, 2020, the Company’s future minimum payments under noncancelable leases were as follows (in thousands):

Year Ended December 31,	Operating Lease Commitments	Capital Lease Commitments	Total
2021	$2,123	$274	$2,397
2022	1,699	254	1,953
2023	1,457	171	1,628
2024	1,000	—	1,000
Thereafter	—	—	—

Total future minimum lease payments	$6,279	$699	$6,978